Shareholder Fees {- Emerging Markets Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Emerging Markets Portfolio Investor PRO-09 | Emerging Markets Portfolio
Shareholder Fees:
(fees paid directly from your investment)